Annual Total Returns- Federated Hermes Government Reserves Fund (Class P Shares) [BarChart] - Class P Shares - Federated Hermes Government Reserves Fund - P	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	none	none	none	none	none	none	0.04%	0.86%	1.24%	0.13%